Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt

10. Debt

Line of Credit

Effective as of January 4, 2024, we voluntarily terminated the Loan and Security Agreement with Midcap Business Credit LLC (the “Loan Agreement”), paying a total of approximately $0.4 million, consisting of (1) the outstanding principal of and interest balance due under the Loan Agreement, aggregating approximately $0.2 million, and (2) early termination fees of approximately $0.2 million.

As a result of the termination of the Loan Agreement, the Company recognized a $0.3 million loss related to prepayment fees and the write-off of deferred financing costs, in the accompanying consolidated statement of operations for the nine months ended September 30, 2024.

Loan Facilities

On December 21, 2023, we entered into credit facilities with two different lenders (the “Loans”), each pursuant to a Business Loan and Security Agreement providing for a term loan in the principal amount of $2,000,000. Each of the Loans was evidenced by a Secured Promissory Note, effective as of December 21, 2023 and required the Company to make weekly payments of principal and interest in the amount of approximately $102,857 through July 5, 2024, the maturity date. There were approximately $0.3 million related issuance costs, recognized as a debt discount (contra liability against the debt balance), that were amortized as interest expense over the life of the loan using the effective interest method. The Company recognized minimal discount amortization and interest expense during the three months ended September 30, 2024. During the nine months ended September 30, 2024, the Company recognized discount amortization and interest expense of $0.3 million and $1.7 million, respectively. As of September 30, 2024 the Company had repaid both Loans.

Interest expense was recognized using the effective interest method, such that a constant effective interest rate was applied to the carrying amount of the debt at the beginning of each period until maturity.

16. Debt

Line of Credit

On May 8, 2023, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with MidCap Business Credit LLC, providing us with a revolving line of credit in the aggregate principal amount of up to $6.5 million, subject to a borrowing base and an availability block, with a maturity date of May 8, 2026. The Loan Agreement is secured by a lien on substantially all of the assets of the Company, subject to customary exceptions.

Advances under the Loan Agreement bear interest at the 30-Day Adjusted Term Secured Overnight Financing Rate (“SOFR”), set monthly on the first day of the month based on 30-Day Term SOFR plus a spread adjustment of 15 basis points and subject to a floor of 2.25%, plus 4.00% calculated and charged monthly in arrears. In the event of a called event of default, a default interest rate of 3.00% percent shall be added to the aforementioned rate. Under the terms of the Loan Agreement, amounts available for advances would be subject to a borrowing base, which is a formula based on certain eligible receivables and inventory, and a block on such availability in the amount of $650,000. Our borrowing capacity is based on our eligible receivables with an additional $1.0 million borrowing capacity based on inventory. The borrowing base is up to 85% of accounts receivable, plus the least of (a) $1.0 million for inventory and (b) 85% of accounts receivable, less borrowing base reserve, if any, as defined in the Loan Agreement. The Loan Agreement also includes an Unused Line Fee Rate of 0.375% of the credit limit less all outstanding advances, which shall be paid on a monthly basis.

The interest rate as of December 31, 2023 was 5.5% and interest expense for the twelve months ended December 31, 2023 was $0.1 million. The Company recorded approximately $0.2 million of costs related to the line of credit as an asset to be amortized on a straight-line basis over the term of the line of credit. The Company recognized minimal amortization expense in connection with this line of credit for the twelve months ended December 31, 2023, which is recorded as interest expense on the accompanying consolidated statement of operations. The line of credit balance as of December 31, 2023 was $0.2 million.

Effective as of January 4, 2024, we voluntarily terminated the Loan Agreement and paid the outstanding principal balance on the revolving line of credit of approximately $194,000. We also paid a termination fee of $150,000 in connection with the early termination of the revolving line of credit.

Loan Facilities

On December 21, 2023, we entered into credit facilities with two different lenders, each pursuant to a Business Loan and Security Agreement for a term loan in the principal amount of $2,000,000, evidenced by a Secured Promissory Note, effective as of December 21, 2023.

Each of the Loans requires the Company to make weekly payments of principal and interest in the amount of approximately $102,857 through July 5, 2024, the maturity date. Each of the Loans is secured by a security interest in substantially all of the Company’s assets (the “Collateral”). The default interest rate for each of the Loans is 5.0%.

Each of the Business Loan and Security Agreements includes limitations on the Company’s ability to sell, lease, transfer, or otherwise dispose of its assets outside the ordinary course of its business; or to create, incur, allow or suffer to exist any lien on any of its assets other than liens in favor of either lender and certain other permitted liens. Each of the Business Loan and Security Agreements also contains customary representations and warranties and customary events of default, upon the occurrence of which, after any applicable grace period, the applicable lender would have the ability to accelerate its loan and exercise remedies with respect to the Collateral.

The interest rate as of December 31, 2023 was 44% and interest expense for the twelve months ended December 31, 2023 was negligible. The loan balance as of December 31, 2023 was $3.7 million.